Morgan, Lewis & Bockius LLP                                   Morgan Lewis
1701 Market Street                                            COUNSELORS AT LAW
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com

April 11, 2014


VIA EDGAR


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re: The Advisors' Inner Circle Fund Post-Effective Amendment No. 232 (File No.033-42484) and Amendment No. 233(File No.811-06400) to Registration Statement on Form N-1A
        ------------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 232 and, under the Investment Company Act of 1940, as amended, Amendment No. 233 (the "Filing") to the Trust's Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding Investor Class Shares to the following series of the Trust: the LSV Value Equity Fund, LSV Conservative Value Equity Fund and LSV Small Cap Value Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4660.

Very truly yours,


/s/ Christine M. Nassauer
-------------------------
Christine M. Nassauer